UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number:    13

         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois 60035

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
Title:    Director
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter           Chicago, Illinois              May 15, 2003
-----------------------        -----------------------        ------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            3
                                                     ------------------

Form 13F Information Table Entry Total:                       2
                                                     ------------------

Form 13F Information Table Value Total:               $      424
                                                       ----------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.       Form 13F File Number           Name

      1         28-05461                       Clincher Capital Corporation

      2         28-05463                       David  S. Richter

      3         28-10090                       Waveland Capital Management, LLC


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                                                       Form 13F Information Table
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   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
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Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
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HEARTLAND            COM        422357103     96           14,251    SH                    DEFINED        1, 2, 3  14,251
PARTNERS
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CRONOS GROUP         COM        L20708100    328          119,597    SH                    DEFINED       1, 2, 3  119,597
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